Document and Entity Information	Apr. 30, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001318342
Document Creation Date	Apr. 29, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Document Effective Date	Apr. 30, 2025
Prospectus Date	Apr. 30, 2025
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Bramshill Multi-Strategy Income Fund | Class A Shares
Prospectus:
Trading Symbol	BDKAX
Bramshill Multi-Strategy Income Fund | Class C Shares
Prospectus:
Trading Symbol	BDKCX
Bramshill Multi-Strategy Income Fund | Class T Shares
Prospectus:
Trading Symbol	BDKDX
Bramshill Multi-Strategy Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	BDKNX
Gramercy Emerging Markets Debt Fund | Class A Shares
Prospectus:
Trading Symbol	GFEAX
Gramercy Emerging Markets Debt Fund | Class C Shares
Prospectus:
Trading Symbol	GFECX
Gramercy Emerging Markets Debt Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GFEMX
Robinson Opportunistic Income Fund | Class A Shares
Prospectus:
Trading Symbol	RBNAX
Robinson Opportunistic Income Fund | Class C Shares
Prospectus:
Trading Symbol	RBNCX
Robinson Opportunistic Income Fund | Class T Shares
Prospectus:
Trading Symbol	RBNDX
Robinson Opportunistic Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	RBNNX
Robinson Tax Advantaged Income Fund | Class A Shares
Prospectus:
Trading Symbol	ROBAX
Robinson Tax Advantaged Income Fund | Class C Shares
Prospectus:
Trading Symbol	ROBCX
Robinson Tax Advantaged Income Fund | Class T Shares
Prospectus:
Trading Symbol	ROBDX
Robinson Tax Advantaged Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	ROBNX